Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified				0 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Dec. 31, 2010 11.5% Senior Secured Notes		Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Sep. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2010 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Dec. 31, 2010 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2010 9.13% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Original Maturity				Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Jul. 01, 2014	[1]	Jul. 01, 2014	[2]			Jan. 15, 2019	[3]		Feb. 01, 2019	[4]	Feb. 01, 2019	[5]			Jan. 15, 2019		Aug. 01, 2014	Aug. 01, 2014		Aug. 01, 2016	Aug. 01, 2016			Aug. 01, 2014
Balance	$ 1,221,919	$ 1,201,077	$ 1,172,736	$ 23,305	$ 23,305	$ 23,305	$ 23,305			$ 302,820	[1],[2]	$ 332,135	[2]	$ 341,395	[3]		$ 394,836	[4]	$ 394,736	[4],[5]	$ 35,000		$ 271,573		$ 13,310	$ 180,216	$ 180,216	$ 142,500	$ 300,000	$ 300,000			$ 337,080
Fair Value	$ 918,683	$ 831,813	$ 1,217,566	$ 23,305		$ 23,305	$ 23,305			$ 316,260	[1],[2]	$ 384,125	[2]	$ 358,800	[3]		$ 195,030	[4]	$ 257,063	[4],[5]	$ 35,000		$ 214,543		$ 9,650	$ 112,635	$ 162,194	$ 82,355	$ 122,550	$ 300,750			$ 347,192
Interest Rate					6.50%	6.50%	6.50%	11.50%	[1]	11.50%	[2]			11.75%	[3]	11.75%	8.75%	[4]	8.75%	[5]			11.75%	11.75%				11.38%	11.38%		11.38%	9.13%
Interest Rate																									4.19%	4.18%
Credit facility maturity date																					May 04, 2017	Aug. 01, 2012
Interest Rate																					2.54%

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $345,000 on September 30, 2012.
[4]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[5]	Par value of $396,000 on December 31, 2011.